Equipment	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Equipment

4.	Equipment:

September 30, 2025	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$193,730	$166,501	$27,229
Furniture and fixtures	6,750	3,880	2,870
	$200,480	$170,381	$30,099

December 31, 2024	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$180,503	$157,811	$22,692
Furniture and fixtures	6,750	3,639	3,111
	$187,253	$161,450	$25,803

Depreciation expense was $3,103 (September 30, 2024 - $2,873) for the quarter ended September 30, 2025.